Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Classes of current inventories [abstract]
Summary Of Inventories
Details of inventories as of June 30, 2023 and as of December 31, 2022 are as follows:

(In thousand Euros)	June 30, 2023	December 31, 2022
Raw materials	19,165	47,668
Work in progress	33,835	31,195
Finished goods	42,481	27,706

Total	95,481	106,569